CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 756	$ 682
Restricted cash	48	21
Trade receivables and other current assets	1,060	992
Financial instrument assets	110	157
Due from related parties	2,487	1,625
Assets held for sale	2,760	466
Current assets	7,221	3,943
Financial instrument assets	437	435
Equity-accounted investments	999	1,014
Property, plant and equipment, at fair value	38,771	39,699
Goodwill	847	809
Deferred income tax assets	197	179
Other long-term assets	199	188
Total Assets	48,671	46,267
Current liabilities
Accounts payable and accrued liabilities	668	777
Financial instrument liabilities	609	405
Due to related parties	1,312	1,011
Non-recourse borrowings	1,284	2,772
Provisions	14	7
Liabilities directly associated with assets held for sale	1,031	220
Interests held in BRHC by the partnership	6,754	5,245
BEPC exchangeable and class A.2 exchangeable shares	6,483	5,016
Current liabilities	18,155	15,453
Financial instrument liabilities	738	474
Non-recourse borrowings	14,136	12,492
Deferred income tax liabilities	7,524	7,339
Provisions	361	349
Due to related parties	528	485
Other long-term liabilities	483	443
Equity
The partnership	(3,323)	(406)
Total Equity	6,746	9,232
Total Liabilities and Equity	48,671	46,267
Non-controlling interests
Current assets
Cash and cash equivalents	388	308
Property, plant and equipment, at fair value	19,722	20,317
Equity
Non-controlling interests	10,069	9,638
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	9,728	9,305
Total Equity	9,728	9,305
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	341	333
Total Equity	$ 341	$ 333